DOCUMENT AND ENTITY INFORMATION - shares	12 Months Ended
	Dec. 31, 2018	Feb. 25, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	TORM plc
Entity Central Index Key	0001655891
Trading Symbol	trmd
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		0
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false